Condensed Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive loss	Retained earnings (deficit)	Total
Balance at beginning of period at Dec. 31, 2022	$ 5,695.3	$ 15.6	$ (233.7)	$ 940.4	$ 6,417.6
Net income				341.0	341.0
Other comprehensive income (loss), net of taxes			30.9		30.9
Total comprehensive income					371.9
Exercise of stock options	3.8	(0.9)			2.9
Share-based payments		3.5			3.5
Transfer of gain (loss) on disposal of equity investments at FVTOCI			(0.4)	0.4
Dividend reinvestment plan	14.5				14.5
Dividends declared				(130.9)	(130.9)
Balance at end of period at Jun. 30, 2023	5,713.6	18.2	(203.2)	1,150.9	6,679.5
Balance at beginning of period at Dec. 31, 2022	5,695.3	15.6	(233.7)	940.4	6,417.6
Exercise of stock options	3.8
Dividend reinvestment plan	29.1
Balance at end of period at Dec. 31, 2023	5,728.2	20.6	(192.0)	212.3	5,769.1
Net income				224.0	224.0
Other comprehensive income (loss), net of taxes			(34.3)		(34.3)
Total comprehensive income					189.7
Exercise of stock options	3.5	(0.8)			2.7
Share-based payments		2.9			2.9
Vesting of restricted share units	2.4	(2.4)
Transfer of gain (loss) on disposal of equity investments at FVTOCI			3.3	(3.3)
Dividend reinvestment plan	19.8				19.8
Dividends declared				(139.0)	(139.0)
Balance at end of period at Jun. 30, 2024	$ 5,753.9	$ 20.3	$ (223.0)	$ 294.0	$ 5,845.2